Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Of Assets And Liabilities

The carrying value and fair value of financial instruments is presented in the below summary table. The fair value of financial instruments held by consolidated investment products is presented in Note 20, "Consolidated Investment Products."

	December 31, 2012			December 31, 2011
$ in millions	Footnote Reference	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	1	835.5	835.5	727.4	727.4
Available-for-sale investments	4	122.1	122.1	63.5	63.5
Assets held for policyholders	1	1,153.6	1,153.6	1,243.5	1,243.5
Trading investments	4	218.7	218.7	187.5	187.5
Foreign time deposits*	4	31.3	31.3	32.2	32.2
Support agreements*	19, 20	(1.0)	(1.0)	(1.0)	(1.0)
Policyholder payables	1	(1,153.6)	(1,153.6)	(1,243.5)	(1,243.5)
UIT-related financial instruments sold, not yet purchased	3	(1.5)	(1.5)	(1.0)	(1.0)
Note payable	3	(3.4)	(3.4)	(16.8)	(16.8)
Long-term debt*	9	(1,186.0)	(1,204.8)	(1,284.7)	(1,307.5)

____________

*
These financial instruments are not measured at fair value on a recurring basis. See the indicated footnotes for additional information about the carrying and fair values of these financial instruments. Foreign time deposits are measured at cost plus accrued interest, which approximates fair value, and are accordingly classified as Level 2 securities.

A three-level valuation hierarchy exists for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

An asset or liability's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

There are three types of valuation approaches: a market approach, which uses observable prices and other relevant information that is generated by market transactions involving identical or comparable assets or liabilities; an income approach, which uses valuation techniques to convert future amounts to a single, discounted present value amount; and a cost approach, which is based on the amount that currently would be required to replace the service capacity of an asset.

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Cash equivalents
Cash equivalents include cash investments in money market funds and time deposits. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within level 1 of the valuation hierarchy.

Available-for-sale investments
Available-for-sale investments include amounts seeded into affiliated investment products, investments in affiliated CLOs, and investments in other debt securities. Seed money investments are investments held in Invesco managed funds with the purpose of providing capital to the funds during their development periods. Seed money is valued under the market approach through the use of quoted market prices available in an active market and is classified within level 1 of the valuation hierarchy; there is no modeling or additional information needed to arrive at the fair values of these investments. CLO assets are valued based on price quotations provided by an independent third-party pricing source, in which case they are classified as level 2, or using an income approach through the use of certain observable and unobservable inputs. Due to current liquidity constraints within the market for CLO products that require the use of unobservable inputs, these investments are classified within level 3 of the valuation hierarchy. Other debt securities are valued using a cost valuation technique due to the lack of available cash flow and market data and are accordingly also classified within Level 3 of the valuation hierarchy.

Assets held for policyholders
Assets held for policyholders represent investments held by one of the company’s subsidiaries, which is an insurance entity that was established to facilitate retirement savings plans in the U.K. The assets held for policyholders are accounted for at fair value pursuant to ASC Topic 944, “Financial Services — Insurance,” and are comprised primarily of affiliated unitized funds. The assets are measured at fair value under the market approach based on the quoted prices of the underlying funds in an active market and are classified within level 1 of the valuation hierarchy. The policyholder payables are indexed to the value of the assets held for policyholders.

Put option contracts
In the second quarter of 2012, the company purchased four put option contracts to hedge economically foreign currency risk on the translation of a portion of its pound sterling-denominated earnings into U.S. dollars.  The economic hedge is predominantly triggered upon the impact of a significant decline in the pound sterling/U.S. dollar foreign exchange rate, which could arise from a Greek Euro exit or other major European economic events.  Open put option contracts are marked-to-market through earnings, which are recorded in the company's consolidated statement of income in other gains and losses. These derivative contracts are valued using option valuation models and are included in other assets in the company's consolidated balance sheet.  The significant inputs in these models (volatility, forward points and swap curves) are readily available in public markets or can be derived from observable market transactions for substantially the full terms of the contracts and are classified within level 2 of the valuation hierarchy. The cost to the company of these contracts was $2.5 million at their inception date, which represents the company's maximum exposure to loss from the contracts over the 12-month cumulative contract period, and contract maturity ranges from September 25, 2012 to June 25, 2013.  These were the only contracts entered into during the period to hedge economically foreign currency risk. The company recognized a loss of $2.5 million in the year ended December 31, 2012 (December 31, 2011: none) related to the change in market value of these put option contracts.

Trading investments
Trading investments include investments held to hedge economically against costs the company incurs in connection with certain deferred compensation plans in which the company participates, as well as trading and investing activities in equity and debt securities entered into in its capacity as sponsor of UITs.

•	Investments related to deferred compensation plans
Investments related to deferred compensation plans are primarily invested in affiliated funds that are held to hedge economically current and non-current deferred compensation liabilities. Investments related to deferred compensation plans are valued under the market approach through the use of quoted prices in an active market and are classified within level 1 of the valuation hierarchy.

•	Unit Investment Trust ("UIT")-related equity and debt securities
At December 31, 2012, UIT-related equity and debt securities consisted of investments in corporate stock, UITs, and U.S. state and political subdivision securities. Each is discussed more fully below.

•	Corporate stock
The company temporarily holds investments in corporate stock for purposes of creating a UIT. Corporate stocks are valued under the market approach through use of quoted prices on an exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized within level 1 of the valuation hierarchy; otherwise, they are categorized in level 2.

•	Corporate bonds
The company temporarily holds investments in corporate bonds for purposed of creating a UIT. Corporate bonds are valued using recently executed transaction prices, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturities as the underlying bonds. If the spread data does not reference the issuers, then data that references comparable issuers is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond or single name credit default spreads, and recovery rates based on collateral value as key inputs. Depending on the nature of the inputs, these investments are categorized as level 1, 2, or 3.

•	UITs
The company may hold units of its sponsored UITs at period-end for sale in the primary market or secondary market. Equity UITs are valued under the market approach through use of quoted prices on an exchange. Fixed income UITs are valued using recently executed transaction prices, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturities as the underlying bonds. If the spread data does not reference the issuers, then data that references comparable issuers is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond or single name credit default spreads, and recovery rates based on collateral value as key inputs. Depending on the nature of the inputs, these investments are categorized as level 1, 2, or 3.

•	Municipal securities
Municipal securities are valued using recently executed transaction prices, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturities as the underlying bonds. If the spread data does not reference the issuers, then data that references comparable issuers is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond or single name credit default spreads, and recovery rates based on collateral value as key inputs. Depending on the nature of the inputs, these investments are categorized as level 1, 2, or 3.

UIT-related financial instruments sold, not yet purchased, and derivative instruments
The company uses U.S. Treasury futures, which are types of derivative financial instruments, to hedge economically fixed income UIT inventory and securities in order to mitigate market risk. Open futures contracts are marked-to-market daily through earnings, which are recorded in the company’s consolidated statement of income in other revenue, along with the mark-to-market on the underlying trading securities held. Fair values of derivative contracts in an asset position are included in other assets in the company’s consolidated balance sheet. Fair values of derivative contracts in a liability position are included in other liabilities in the company’s consolidated balance sheet. These derivative contracts are valued under the market approach through use of quoted prices in an active market and are classified within level 1 of the valuation hierarchy. At December 31, 2012 there were 10 futures contracts with a notional value of $1.4 million (December 31, 2011: 10 open futures contracts with a notional value of $1.3 million). Additionally, to hedge economically the market risk associated with equity and debt securities and UITs temporarily held as trading investments, the company will hold short corporate stock, exchange-traded fund, or U.S. treasury security positions. These transactions are recorded as financial instruments sold, not yet purchased and are included in accounts payable and accrued expenses in the company’s consolidated balance sheet. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized within level 1 of the valuation hierarchy; otherwise, they are categorized in level 2.

Note payable
The note payable represents a payable associated with Invesco’s acquired ownership interest in two consolidated real estate funds. As the underlying investments in the funds are carried at fair value (and are disclosed as level 3 assets in the fair value hierarchy table included in Note 20, “Consolidated Investment Products”), management elected the fair value option for the note payable in order to offset the fair value movements recognized from the funds and has recorded the note payable as a level 3 liability. The fair value of the note payable is measured by reference to the value of the company's ownership interest in the equity of the funds, as this is the contractual amount payable at the reporting date. The value of the funds' equity is driven by the value of the underlying investments of the funds, as these investments make up the majority of the funds' equity. See Note 20, "Consolidated Investment Products", for additional information regarding the valuation of the underlying investments of the funds.

The following table presents, for each of the hierarchy levels described above, the carrying value of the company's assets and liabilities, including major security type for equity and debt securities, which are measured at fair value on the face of the statement of financial position as of December 31, 2012:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	292.2	292.2	—	—
Investments:*
Available-for-sale:
Seed money	113.4	113.4	—	—
CLOs	2.4	—	—	2.4
Other debt securities	6.3	—	—	6.3
Trading investments:
Investments related to deferred compensation plans	213.5	213.5	—	—
Other equity securities	0.3	0.3	—	—
UIT-related equity and debt securities:
Corporate stock	1.5	1.5	—	—
UITs	1.6	1.6	—	—
Municipal securities	1.8	—	1.8	—
Assets held for policyholders	1,153.6	1,153.6	—	—
Total assets at fair value	1,786.6	1,776.1	1.8	8.7
Liabilities:
Policyholder payables	(1,153.6)	(1,153.6)	—	—
UIT-related financial instruments sold, not yet purchased:
Corporate equities	(1.5)	(1.5)	—	—
Note payable	(3.4)	—	—	(3.4)
Total liabilities at fair value	(1,158.5)	(1,155.1)	—	(3.4)

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*
Foreign time deposits of $31.3 million are excluded from this table. Equity and other investments of $228.2 million and $10.4 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.

The following table presents, for each of the hierarchy levels described above, the carrying value of the company's assets and liabilities that are measured at fair value as of December 31, 2011:

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	257.7	257.7	—	—
Investments:*
Available-for-sale:
Seed money	63.5	63.5	—	—
Trading investments:
Investments related to deferred compensation plans	184.4	184.4	—	—
UIT-related equity and debt securities:
Corporate stock	1.1	1.1	—	—
UITs	0.9	0.9	—	—
Municipal securities	1.1	—	1.1	—
Assets held for policyholders	1,243.5	1,243.5	—	—
Total assets at fair value	1,752.2	1,751.1	1.1	—
Liabilities:
Policyholder payables	(1,243.5)	(1,243.5)	—	—
UIT-related financial instruments sold, not yet purchased:
Corporate equities	(1.0)	(1.0)	—	—
Note payable	(16.8)	—	—	(16.8)
Total liabilities at fair value	(1,261.3)	(1,244.5)	—	(16.8)

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*
Foreign time deposits of $32.2 million are excluded from this table. Equity and investments of $193.1 million and $8.2 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.

The following table shows a reconciliation of the beginning and ending fair value measurements for level 3 assets and liabilities during the year ending December 31, 2012 and December 31, 2011, which are valued using significant unobservable inputs:

	For the year ended December 31, 2012			For the year ended December 31, 2011
$ in millions	CLOs	Other Debt Securities	Note Payable	CLOs	Note Payable
Beginning balance	—	—	(16.8)	0.5	(18.9)
Purchases	—	1.7	—	—	—
Returns of capital	(0.2)	—	—	(0.5)	—
Settlements	—	—	8.5	—	2.9
Deconsolidation of consolidated investment products	2.5	—	—	—	—
Net unrealized gains and losses included in earnings*	—	—	3.7	—	—
Net unrealized gains and losses included in accumulated other comprehensive income/(loss)*	0.1	—	—	—	—
Foreign exchange gains/(losses)	—	—	1.2	—	(0.8)
Reclassification	—	4.6	—	—	—
Ending balance	2.4	6.3	(3.4)	—	(16.8)

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*
Included in other gains and losses, net in the Consolidated Statement of Income for the year ended December 31, 2012 are $3.7 million in net unrealized gains (year ended December 31, 2011: none) attributable to the note payable still held at December 31, 2012. Of the net unrealized gains and losses included in accumulated other comprehensive income (loss) for the year ended December 31, 2012, $0.1 million in gains (year ended December 31, 2011: none) is attributed to the change in unrealized gains and losses related to assets still held at December 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
The following table shows significant unobservable inputs used in the fair value measurement of level 3 assets and liabilities:

Assets and Liabilities *	Fair Value at December 31, 2012 ($ in millions)	Valuation Technique	Unobservable Inputs	Range	Weighted Average (by fair value)
CLOs	2.4	Discounted Cash Flow- Euro	Assumed Default Rate	1.8% - 5%	<1yr: 1.8% >1yr: 5.0%
			Spread over Euribor	n/a	3300 bps
		Discounted Cash Flow- USD	Assumed Default Rate	1.1% - 3%	<1yr: 1.1% >1yr: 3.0%
			Spread over Libor	n/a	1496 bps

*
Other debt securities of $6.3 million are not included in the table above as they are valued using a cost valuation technique. The note payable of $3.4 million is also not included in the table above as its value is linked to the underlying value of consolidated funds. Both items are more fully discussed in the "Available-for-sale investments" and "Note payable" disclosures above.

For CLO Notes, a change in the assumption used for spreads is generally accompanied by a directionally similar change in default rate. Significant increases in any of these inputs in isolation would result in a significant lower fair value measurements. A directionally-opposite impact would apply for significant decreases in these inputs.